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                                    UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM 24F-2
                           ANNUAL NOTICE OF SECURITIES SOLD
                                PURSUANT TO RULE 24F-2


1.   Name and address of issuer:

     Galaxy Fund II
     4400 Computer Drive
     Westboro, MA  01581-5180

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):   [ X ]

3.   Investment Company Act File Number:  811-06051

     Securities Act File Number:  33-33617

4.   (a)     Last day of fiscal year for which this notice is filed:  March 31,
             1998

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year)

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)     Aggregate sale price of securities sold
             during the fiscal year pursuant to section
             24(f):                                                 $476,799,826
                                                                    ------------
     (ii)    Aggregate price of securities redeemed or
             repurchased during the fiscal year:       $344,856,807
                                                       ------------
     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to
             reduce registration fees payable to the
             Commission:                               $     n/a
                                                       ------------


     (iv)    Total available redemption credits [add
             Items 5(ii) and 5(iii)]:                             - $344,856,807
                                                                    ------------

     (v)     Net sales - if Item 5(i) is greater than
             Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:                                            $131,943,019
                                                                    ------------

     (vi)    Redemption credits available for use in
             future years - if Item 5(i) is less than
             Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:                               $     0
                                                       ------------

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     (vii)   Multiplier for determining registration fee:          x  .000295
                                                                    ------------


     (viii)  Registration fee due [multiply Item 5(v) by
             Item 5(vii):                                         = $38,923.19
                                                                    ------------

6.   Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

7.        Interest due - if this Form is being filed more than
          90 days after the end of the issuer's fiscal year:      + $   n/a
                                                                    ------------


8.        Total of the amount of the registration fee due plus
          any interest due [line 5(viii) plus line 7]:            = $38,923.19
                                                                    ------------


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: June 17, 1998.


          Method of Delivery:

          [ x ]     Wire Transfer
          [   ]     Mail or other mean


                                      SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By   /s/ Jylanne Dunne
     ---------------------------------

     Jylanne Dunne
     ---------------------------------

     Vice President and Assistant Treasurer
     --------------------------------------

Date June 22, 1998